Bank Borrowings (Tables)	12 Months Ended
Nov. 30, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
	As of November 30,
	2023	2024	2024
	HK$	HK$	US$
Bank loans secured and repayable
Within 12 months	460,502	480,619	61,772
Over 1 year	2,493,663	2,012,828	258,702
Total	2,954,165	2,493,447	320,474